Note L - Accrued Liabilities - Summary of Accrued Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation		$ 377,958	$ 254,433
Compensated absences		378,874	293,297
Accrued legal and accounting fees		110,008	95,738
Franchise taxes		7,000	40,000
Employee expenses reimbursement		114,209	76,000
Sales tax payable		17,594	18,548
Other		3,480	50,981
Total	$ 876,287	$ 1,009,123	$ 828,997